As filed with the Securities and Exchange Commission on December 13, 2012

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 13th day of December, 2012.

AQR Funds

By:	/s/ Marco Hanig
Marco Hanig President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Marco Hanig	Marco Hanig President
December 13, 2012
(Marco Hanig)	(Principal Executive Officer)

/s/ Nir Messafi	Nir Messafi Chief Financial Officer
December 13, 2012
(Nir Messafi)	(Principal Financial Officer)

*	David Kabiller

(David Kabiller)	Trustee

*	Timothy K. Armour

(Timothy K. Armour)	Trustee

*	William L. Atwell

(William L. Atwell)	Trustee

*	Gregg D. Behrens

(Gregg D. Behrens)	Trustee

*	Brian Posner

(Brian Posner)	Trustee

*	L. Joe Moravy

(L. Joe Moravy)	Trustee

*By:	/S/ MARCO HANIG	December 13, 2012
Marco Hanig Attorney-in-fact for each Trustee

EXHIBIT INDEX

Item Number	Item

Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase